Share Capital - Restricted Share Unit Outstanding (Details) - Restricted share unit plan	12 Months Ended
	Dec. 31, 2024 shares shares	Dec. 31, 2023 shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding balance, beginning of year	340,570	263,202
Issued	163,904	203,537
Settled	(162,996)	(95,456)
Forfeited	(13,298)	(30,713)
Outstanding balance, end of year	328,180	340,570